Schedule of Investments
March 31, 2021 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 84.5%

Communication Services - 8.2%
Activision Blizzard Inc	14,417	1,340,781
Alphabet Inc - Class A (2)	871	1,796,455
Alphabet Inc - Class C (2)	1,810	3,744,220
AMC Entertainment Holdings Inc - Class A	1,486	15,172
AMC Networks Inc - Class A (2)	214	11,376
Boston Omaha Corp (2)	861	25,451
Cinemark Holdings Inc	124	2,531
Comcast Corp - Class A	31,462	1,702,409
Cumulus Media Inc (2)	3,754	34,199
DHI Group Inc (2)	1,719	5,759
Discovery Inc (2)	1,473	64,017
Electronic Arts Inc	1,934	261,806
Entravision Communications Corp	2,361	9,538
EW Scripps Co/The	271	5,222
Facebook Inc (2)	8,232	2,424,571
Fluent Inc (2)	2,081	8,532
Fox Corp - Class A	178	6,428
Gray Television Inc	2,062	37,941
Interpublic Group of Cos Inc/The	10,592	309,286
Lions Gate Entertainment Corp - Class A (2)	1,189	17,776
Lumen Technologies Inc	5,176	69,100
Meredith Corp	380	11,316
MSG Networks Inc (2)	1,108	16,664
Netflix Inc (2)	1,682	877,432
News Corp - Class A	2,394	60,879
Nexstar Media Group Inc	246	34,546
Pinterest Inc - Class A (2)	1,728	127,924
Roku Inc - Class A (2)	703	229,016
Spotify Technology SA (2)	792	212,216
TechTarget Inc (2)	674	46,809
TEGNA Inc	3,425	64,493
Twitter Inc (2)	4,113	261,710
Verizon Communications Inc	20,424	1,187,656
ViacomCBS Inc	538	24,264
ViacomCBS Inc	1,822	85,944
Walt Disney Co/The	1,910	352,433
WideOpenWest Inc (2)	501	6,809
Yelp Inc (2)	41	1,599
Zillow Group Inc (2)	641	83,099

		15,577,379

Consumer Discretionary - 11.5%
Abercrombie & Fitch Co	121	4,152
Adient PLC (2)	229	10,122
Amazon.com Inc (2)	1,509	4,668,967
American Axle & Manufacturing Holdings Inc (2)	73	705
American Eagle Outfitters Inc	10	292
Aptiv PLC (2)	468	64,537
Aramark	1,254	47,376
Aspen Group Inc/CO (2)	668	4,008
Best Buy Co Inc	6,414	736,391
Big Lots Inc	311	21,241
BorgWarner Inc	1,025	47,519
Boyd Gaming Corp (2)	886	52,239
Brinker International Inc	310	22,029
Caleres Inc	112	2,442
Camping World Holdings Inc	677	24,629
Capri Holdings Ltd (2)	750	38,250
Chipotle Mexican Grill Inc (2)	497	706,148
Cooper Tire & Rubber Co	323	18,082
Cooper-Standard Holdings Inc (2)	56	2,034
Crocs Inc (2)	2,913	234,351
Dana Inc	1,602	38,977
Darden Restaurants Inc	618	87,756
Deckers Outdoor Corp (2)	749	247,485
Del Taco Restaurants Inc	80	766
Dillard's Inc - Class A	33	3,187
Dollar Tree Inc (2)	695	79,550
DR Horton Inc	4,107	366,016
eBay Inc	2,352	144,036

El Pollo Loco Holdings Inc (2)	282	4,546
Etsy Inc (2)	289	58,283
Everi Holdings Inc (2)	326	4,600
Express Inc (2)	23	92
Fiesta Restaurant Group Inc (2)	181	2,279
Foot Locker Inc	813	45,731
Ford Motor Co (2)	1,198	14,676
Fossil Group Inc (2)	280	3,472
GameStop Corp (2)	228	43,279
General Motors Co	8,662	497,719
Genesco Inc (2)	160	7,600
Gentex Corp	2,688	95,881
Goodyear Tire & Rubber Co/The	1,322	23,228
Greenlane Holdings Inc (2)	745	3,952
Group 1 Automotive Inc	133	20,986
GrowGeneration Corp (2)	401	19,926
Guess? Inc	162	3,807
Hanesbrands Inc	263	5,173
Hilton Grand Vacations Inc (2)	2,330	87,352
Home Depot Inc/The	10,374	3,166,664
Houghton Mifflin Harcourt Co (2)	546	4,161
International Game Technology PLC	2,853	45,791
Kohl's Corp	843	50,251
L Brands Inc (2)	738	45,653
Lakeland Industries Inc (2)	522	14,543
Las Vegas Sands Corp	495	30,076
LCI Industries	223	29,498
Lear Corp	550	99,688
Lennar Corp	1,915	193,855
Lowe's Cos Inc	12,289	2,337,122
Lululemon Athletica Inc (2)	260	79,745
M/I Homes Inc (2)	731	43,180
Magnite Inc (2)	565	23,510
MarineMax Inc (2)	1,070	52,815
Marriott International Inc/MD (2)	711	105,306
McDonald's Corp	8,282	1,856,327
Meritage Homes Corp (2)	377	34,654
MGM Resorts International	1,580	60,024
Modine Manufacturing Co (2)	708	10,457
Nathan's Famous Inc	42	2,650
Nautilus Inc (2)	273	4,270
ODP Corp/The	670	29,004
OneWater Marine Inc (2)	1,248	49,870
Overstock.com Inc (2)	130	8,614
Papa John's International Inc	727	64,441
Penn National Gaming Inc (2)	884	92,679
PulteGroup Inc	8,140	426,862
Qurate Retail Inc - Class A	2,743	32,258
RCI Hospitality Holdings Inc	226	14,371
Red Rock Resorts Inc	484	15,774
Rent-A-Center Inc/TX	4,373	252,147
Scientific Games Corp (2)	474	18,258
Shake Shack Inc (2)	451	50,859
Smith & Wesson Brands Inc	272	4,746
Standard Motor Products Inc	47	1,954
Starbucks Corp	5,574	609,071
Sturm Ruger & Co Inc	6	396
Tapestry Inc (2)	1,635	67,378
Target Corp	2,988	591,833
Taylor Morrison Home Corp (2)	1,384	42,641
Tenneco Inc (2)	2,869	30,756
Tesla Inc (2)	3,098	2,069,247
Texas Roadhouse Inc (2)	249	23,889
Thor Industries Inc	1,441	194,160
Tilly's Inc - Class A (2)	360	4,075
TopBuild Corp (2)	90	18,849
Tupperware Brands Corp (2)	235	6,206
Ulta Beauty Inc (2)	63	19,478
Vista Outdoor Inc (2)	110	3,528
VOXX International Corp (2)	382	7,281
Waitr Holdings Inc (2)	1,103	3,232
Williams-Sonoma Inc	71	12,723
Winnebago Industries Inc	797	61,138
Workhorse Group Inc (2)	544	7,491
Zumiez Inc (2)	103	4,419

		21,745,737

Consumer Staples - 2.0%
Bunge Ltd	10,217	809,902
Casey's General Stores Inc	1,246	269,373
Celsius Holdings Inc (2)	83	3,988

Conagra Brands Inc	3,148	118,365
Darling Ingredients Inc (2)	11,602	853,675
Flowers Foods Inc	5,883	140,015
Freshpet Inc (2)	248	39,385
Hershey Co/The	5,117	809,305
Kroger Co/The	5,690	204,783
Nu Skin Enterprises Inc	81	4,284
PepsiCo Inc	428	60,541
Performance Food Group Co (2)	935	53,865
Rite Aid Corp (2)	375	7,673
SpartanNash Co	392	7,695
Spectrum Brands Holdings Inc	522	44,370
Tyson Foods Inc	123	9,139
United Natural Foods Inc (2)	206	6,786
Walgreens Boots Alliance Inc	2,065	113,369
Walmart Inc	1,067	144,931

		3,701,444

Energy - 1.5%
Antero Resources Corp (2)	761	7,762
Apache Corp	2,557	45,770
Ardmore Shipping Corp	1,924	8,735
Aspen Aerogels Inc (2)	703	14,299
Baker Hughes Co	5,783	124,971
Bristow Group Inc (2)	36	932
Cactus Inc	570	17,453
Chaparral Energy, Inc. A Warrants (2)(7)	1	0
Chaparral Energy, Inc. B Warrants (2)(7)	1	0
Cimarex Energy Co	768	45,612
Clean Energy Fuels Corp (2)	817	11,226
CNX Resources Corp (2)	739	10,863
ConocoPhillips	5,160	273,325
CONSOL Energy Inc (2)	1,319	12,821
Contango Oil & Gas Co (2)	1,792	6,989
Continental Resources Inc/OK	121	3,130
Delek US Holdings Inc	461	10,041
Devon Energy Corp	5,077	110,932
DHT Holdings Inc	1,154	6,843
Diamondback Energy Inc	841	61,805
Dorian LPG Ltd (2)	1,637	21,494
Earthstone Energy Inc (2)	904	6,464
Energy Fuels Inc/Canada (2)	1,557	8,844
EOG Resources Inc	2,548	184,806
EQT Corp (2)	2,296	42,660
Exterran Corp (2)	262	880
Extraction Oil & Gas Inc (2)	1	36
Extraction Oil & Gas Inc A Warrants (2)(7)	11	0
Extraction Oil & Gas Inc B Warrants (2)(7)	5	0
Exxon Mobil Corp	13,470	752,030
Frank's International NV (2)	1,666	5,914
Golar LNG Ltd	180	1,841
Goodrich Petroleum Corp (2)	382	3,614
Hess Corp	1,049	74,227
International Seaways Inc	423	8,198
ION Geophysical Corp (2)	2,321	4,967
Laredo Petroleum Inc (2)	498	14,970
Marathon Oil Corp	6,448	68,865
Nabors Industries Ltd	25	2,336
NextDecade Corp (2)	795	2,123
Nine Energy Service Inc (2)	583	1,341
NOV Inc	298	4,089
Oasis Petroleum Inc Warrants (2)(7)	7	0
Oceaneering International Inc (2)	742	8,474
Overseas Shipholding Group Inc (2)	720	1,483
Par Pacific Holdings Inc (2)	1,195	16,873
PDC Energy Inc (2)	566	19,470
Peabody Energy Corp (2)	499	1,527
Penn Virginia Corp (2)	34	456
Phillips 66	1,792	146,120
Pioneer Natural Resources Co	739	117,368
ProPetro Holding Corp (2)	89	949
Range Resources Corp (2)	277	2,861
Renewable Energy Group Inc (2)	667	44,049
Schlumberger NV	6,706	182,336
Scorpio Tankers Inc	236	4,357
SilverBow Resources Inc (2)	448	3,485
SM Energy Co	543	8,889
Southwestern Energy Co (2)	4,606	21,418
Targa Resources Corp	4,881	154,972
Teekay Corp (2)	1,555	4,976
Transocean Ltd (2)	1,622	5,758

Uranium Energy Corp (2)	372	1,064
Valero Energy Corp	1,913	136,971
Whiting Petroleum Corp (2)	127	4,502
Whiting Petroleum Corp A Warrants (2)	47	152
Whiting Petroleum Corp B Warrants (2)	23	70
World Fuel Services Corp	919	32,349

		2,904,137

Financials - 9.5%
Affiliated Managers Group Inc	519	77,347
Aflac Inc	3,049	156,048
AGNC Investment Corp	8,246	138,203
Ally Financial Inc	4,769	215,606
American Express Co	2,126	300,701
American Financial Group Inc/OH	162	18,484
Ameriprise Financial Inc	40	9,298
Ameris Bancorp	1,499	78,712
Annaly Capital Management Inc	1,532	13,175
Arbor Realty Trust Inc	4,017	63,870
Artisan Partners Asset Management Inc	1,166	60,830
Associated Banc-Corp	6,299	134,421
Axos Financial Inc (2)	183	8,603
Bank of America Corp	35,032	1,355,388
Bank of New York Mellon Corp/The	3,239	153,172
Bank of NT Butterfield & Son Ltd/The	888	33,939
Bank OZK	161	6,577
Berkshire Hathaway Inc - Class B (2)	11,904	3,041,115
BM Technologies Inc (2)	190	2,214
BOK Financial Corp	422	37,693
Capital Bancorp Inc (2)	1,243	23,977
Capital One Financial Corp	2,114	268,964
Charles Schwab Corp/The	6,590	429,536
Chimera Investment Corp	1,396	17,729
Citigroup Inc	5,683	413,438
Citizens Financial Group Inc	3,803	167,902
Civista Bancshares Inc	1,002	22,986
CNO Financial Group Inc	2,443	59,340
Coastal Financial Corp/WA (2)	120	3,146
Comerica Inc	790	56,675
Crawford & Co - Class B	792	7,674
Curo Group Holdings Corp	3,891	56,770
Customers Bancorp Inc (2)	591	18,806
East West Bancorp Inc	1,334	98,449
Ellington Residential Mortgage REIT	2,846	35,034
Erie Indemnity Co	427	94,329
Esquire Financial Holdings Inc (2)	283	6,455
Evercore Inc	984	129,632
Farmers National Banc Corp	146	2,438
Fifth Third Bancorp	5,306	198,710
First Choice Bancorp	256	6,223
First Citizens BancShares Inc/NC	58	48,475
First Foundation Inc	206	4,833
First Horizon Corp	4,894	82,758
FNB Corp/PA	1,208	15,342
Goldman Sachs Group Inc/The	51	16,677
Goosehead Insurance Inc	234	25,080
Hartford Financial Services Group Inc/The	877	58,575
Hilltop Holdings Inc	1,401	47,816
Independent Bank Corp/MI	63	1,489
Investors Title Co	43	7,138
JPMorgan Chase & Co	13,035	1,984,318
KeyCorp	4,116	82,238
LendingClub Corp (2)	105	1,735
M&T Bank Corp	620	93,998
Mackinac Financial Corp	1,005	14,090
Mercury General Corp	368	22,378
Meta Financial Group Inc	289	13,095
MetLife Inc	1,496	90,942
Mid Penn Bancorp Inc	74	1,984
Moelis & Co	805	44,178
Morgan Stanley	6,496	504,479
Mr Cooper Group Inc (2)	1,593	55,373
MVB Financial Corp	1,668	56,378
NewStar Financial Contingent Value Rights (2)(7)	95	0
Northrim BanCorp Inc	1,376	58,494
OneMain Holdings Inc	475	25,517
Oppenheimer Holdings Inc	974	39,009
PennyMac Financial Services Inc	1,580	105,655
PennyMac Mortgage Investment Trust	943	18,483
People's United Financial Inc	2,977	53,288
Pinnacle Financial Partners Inc	419	37,149

PNC Financial Services Group Inc/The	935	164,008
Popular Inc (2)	1,643	115,536
Premier Financial Bancorp Inc	677	12,585
Progressive Corp/The	20,506	1,960,579
Pzena Investment Management Inc	3,069	32,317
QCR Holdings Inc	50	2,361
RBB Bancorp	2,771	56,168
Ready Capital Corp	2,123	28,491
Regions Financial Corp	11,107	229,471
SB Financial Group Inc	568	10,372
Siebert Financial Corp (2)	183	741
Signature Bank/New York NY	277	62,630
Silvercrest Asset Management Group Inc	233	3,351
Silvergate Capital Corp (2)	107	15,212
Simmons First National Corp	610	18,099
SLM Corp	3,608	64,836
South State Corp	265	20,805
Starwood Property Trust Inc	2,311	57,174
State Street Corp	656	55,111
Stewart Information Services Corp	2,427	126,277
StoneX Group Inc (2)	279	18,241
SVB Financial Group (2)	286	141,187
Synchrony Financial	30,742	1,249,970
Synovus Financial Corp	885	40,489
T Rowe Price Group Inc	1,279	219,476
TCF Financial Corp	504	23,416
Triumph Bancorp Inc (2)	270	20,895
Truist Financial Corp	6,982	407,190
Trupanion Inc (2)	82	6,249
United Community Banks Inc/GA	1,195	40,773
Unum Group	8,040	223,753
Valley National Bancorp	2,764	37,977
Virtu Financial Inc	2,957	91,815
Virtus Investment Partners Inc	335	78,893
Walker & Dunlop Inc	253	25,993
Webster Financial Corp	1,258	69,328
Wells Fargo & Co	11,457	447,625
Western Alliance Bancorp	680	64,219
Wintrust Financial Corp	477	36,157
Zions Bancorp NA	725	39,846

		17,954,189

Healthcare - 16.6%
Abbott Laboratories	4,939	591,890
AbbVie Inc	13,374	1,447,334
Abeona Therapeutics Inc (2)	619	1,164
Adverum Biotechnologies Inc (2)	586	5,778
Agilent Technologies Inc	2,495	317,214
Akebia Therapeutics Inc (2)	58	196
Alexion Pharmaceuticals Inc (2)	1,268	193,890
Align Technology Inc (2)	382	206,864
Alkermes PLC (2)	882	16,476
Allscripts Healthcare Solutions Inc (2)	140	2,102
Amedisys Inc (2)	23	6,090
Amgen Inc	4,678	1,163,933
Amneal Pharmaceuticals Inc (2)	161	1,084
Apellis Pharmaceuticals Inc (2)	565	24,244
Arcutis Biotherapeutics Inc (2)	188	5,439
Arrowhead Pharmaceuticals Inc (2)	574	38,062
Arvinas Inc (2)	398	26,308
Axogen Inc (2)	731	14,810
Beam Therapeutics Inc (2)	213	17,049
Becton Dickinson and Co	1	243
Beyondspring Inc (2)	293	3,244
BioDelivery Sciences International Inc (2)	1,345	5,259
Biogen Inc (2)	327	91,478
Bio-Rad Laboratories Inc (2)	160	91,387
Bio-Techne Corp	575	219,610
Blueprint Medicines Corp (2)	301	29,266
Bridgebio Pharma Inc (2)	436	26,858
Bristol-Myers Squibb Co	16,365	1,033,122
Calyxt Inc (2)	191	1,150
Cardinal Health Inc	13,274	806,396
CareDx Inc (2)	537	36,564
CASI Pharmaceuticals Inc (2)	1,242	2,981
Catalent Inc (2)	2,239	235,789
Catalyst Pharmaceuticals Inc (2)	2,184	10,068
Centene Corp (2)	3,141	200,741
Centogene NV (2)	120	1,456
Cerecor Inc (2)	1,312	3,962
Cerner Corp	9,319	669,850

Charles River Laboratories International Inc (2)	389	112,744
Checkpoint Therapeutics Inc (2)	915	2,873
ChemoCentryx Inc (2)	350	17,934
Chimerix Inc (2)	725	6,989
Community Health Systems Inc (2)	55	744
Computer Programs and Systems Inc	797	24,388
CorMedix Inc (2)	594	5,934
Corvus Pharmaceuticals Inc (2)	645	1,987
CVS Health Corp	8,281	622,980
CytomX Therapeutics Inc (2)	750	5,798
Danaher Corp	4,371	983,825
Deciphera Pharmaceuticals Inc (2)	258	11,569
Denali Therapeutics Inc (2)	353	20,156
DENTSPLY SIRONA Inc	2,108	134,511
Dicerna Pharmaceuticals Inc (2)	260	6,648
Editas Medicine Inc (2)	274	11,508
Edwards Lifesciences Corp (2)	1,854	155,069
Elanco Animal Health, Inc. Contingent Value Rights (2)(7)	2,012	0
Eli Lilly and Co	4,192	783,149
Eloxx Pharmaceuticals Inc (2)	876	2,908
Emergent BioSolutions Inc (2)	501	46,548
Endo International PLC (2)	2,293	16,991
Evelo Biosciences Inc (2)	361	3,863
Exact Sciences Corp (2)	609	80,254
Exelixis Inc (2)	2,375	53,651
Fate Therapeutics Inc (2)	412	33,969
Five Star Senior Living Inc (2)	1,043	6,383
Frequency Therapeutics Inc (2)	365	3,468
Fulgent Genetics Inc (2)	60	5,797
Genprex Inc (2)	1,467	6,323
Gilead Sciences Inc	8,855	572,299
Globus Medical Inc (2)	193	11,902
Guardant Health Inc (2)	51	7,785
Halozyme Therapeutics Inc (2)	20	834
HCA Healthcare Inc	1,156	217,721
Hill-Rom Holdings Inc	1,919	212,011
Hologic Inc (2)	13	967
Horizon Therapeutics Plc (2)	5,689	523,616
Humana Inc	1	419
Idera Pharmaceuticals Inc (2)	833	1,083
IDEXX Laboratories Inc (2)	597	292,118
IGM Biosciences Inc (2)	19	1,457
Illumina Inc (2)	490	188,189
ImmunityBio Inc (2)	81	1,923
Incyte Corp (2)	876	71,193
InfuSystem Holdings Inc (2)	1,886	38,399
Inogen Inc (2)	116	6,092
Insmed Inc (2)	426	14,510
Intellia Therapeutics Inc (2)	272	21,829
Iovance Biotherapeutics Inc (2)	1,893	59,932
Johnson & Johnson	22,348	3,672,894
Jounce Therapeutics Inc (2)	496	5,094
Karuna Therapeutics Inc (2)	3	361
Kodiak Sciences Inc (2)	193	21,884
Ligand Pharmaceuticals Inc (2)	4	610
Lumos Pharma Inc (2)	119	1,392
Mallinckrodt PLC (2)	2,967	1,118
MannKind Corp (2)	2,811	11,019
McKesson Corp	1,618	315,575
Medtronic PLC	12,952	1,530,020
Merck & Co Inc	29,145	2,246,788
Mettler-Toledo International Inc (2)	8	9,246
Mirati Therapeutics Inc (2)	72	12,334
Moderna Inc (2)	5,155	675,047
Molina Healthcare Inc (2)	164	38,337
Myriad Genetics Inc (2)	224	6,821
Natera Inc (2)	424	43,053
Natus Medical Inc (2)	1,685	43,153
Neurocrine Biosciences Inc (2)	680	66,130
NextGen Healthcare Inc (2)	1,247	22,571
Novavax Inc (2)	258	46,778
Novocure Ltd (2)	205	27,097
Ocular Therapeutix Inc (2)	8	131
Oncocyte Corp (2)	905	4,697
OptimizeRx Corp (2)	30	1,463
Organogenesis Holdings Inc (2)	83	1,512
Otonomy Inc (2)	2,774	7,074
Owens & Minor Inc	665	24,997
Pacific Biosciences of California Inc (2)	917	30,545
PerkinElmer Inc	880	112,895
Perrigo Co PLC	3,660	148,120
Pfizer Inc	32,875	1,191,061

Precigen Inc (2)	404	2,784
Quest Diagnostics Inc	757	97,153
Quidel Corp (2)	375	47,974
R1 RCM Inc (2)	533	13,154
Regeneron Pharmaceuticals Inc (2)	3,801	1,798,405
ResMed Inc	16	3,104
Rigel Pharmaceuticals Inc (2)	1,848	6,320
Rocket Pharmaceuticals Inc (2)	93	4,126
Royalty Pharma PLC	1,845	80,479
Scholar Rock Holding Corp (2)	48	2,432
Seagen Inc (2)	670	93,036
Seres Therapeutics Inc (2)	186	3,830
Solid Biosciences Inc (2)	705	3,899
Sorrento Therapeutics Inc (2)	981	8,113
Spectrum Pharmaceuticals Inc (2)	1,689	5,506
SpringWorks Therapeutics Inc (2)	262	19,275
STAAR Surgical Co (2)	142	14,968
STERIS PLC	90	17,143
Stoke Therapeutics Inc (2)	188	7,302
Stryker Corp	3,792	923,655
Supernus Pharmaceuticals Inc (2)	314	8,221
Sutro Biopharma Inc (2)	218	4,962
Syros Pharmaceuticals Inc (2)	115	860
Tenet Healthcare Corp (2)	315	16,380
TG Therapeutics Inc (2)	379	18,268
Thermo Fisher Scientific Inc	1,963	895,874
Translate Bio Inc (2)	443	7,305
TransMedics Group Inc (2)	44	1,826
Travere Therapeutics Inc (2)	96	2,397
Turning Point Therapeutics Inc (2)	325	30,742
Twist Bioscience Corp (2)	312	38,644
Tyme Technologies Inc (2)	549	977
Ultragenyx Pharmaceutical Inc (2)	309	35,183
United Therapeutics Corp (2)	1,150	192,361
UnitedHealth Group Inc	3,777	1,405,308
Universal Health Services Inc	496	66,161
Veeva Systems Inc (2)	534	139,502
Veracyte Inc (2)	974	52,353
Vertex Pharmaceuticals Inc (2)	2,471	530,993
Viatris Inc (2)	9,003	125,772
WaVe Life Sciences Ltd (2)	260	1,459
West Pharmaceutical Services Inc	235	66,218
Xencor Inc (2)	667	28,721
Zimmer Biomet Holdings Inc	2,807	449,345
ZIOPHARM Oncology Inc (2)	1,005	3,618
Zoetis Inc	3,803	598,896

		31,157,412

Industrials - 6.1%
3M Co	3,464	667,444
ABM Industries Inc	1,746	89,063
Acacia Research Corp (2)	2,888	19,205
Advanced Drainage Systems Inc	107	11,063
AGCO Corp	1,058	151,982
Allegiant Travel Co (2)	697	170,110
Altra Industrial Motion Corp	92	5,089
Ameresco Inc - Class A (2)	1,481	72,021
ArcBest Corp	501	35,255
Array Technologies Inc (2)	471	14,045
ASGN Inc (2)	19	1,813
Atkore Inc (2)	408	29,335
Atlas Air Worldwide Holdings Inc (2)	161	9,731
Axon Enterprise Inc (2)	439	62,522
AZZ Inc	174	8,761
BGSF Inc	485	6,790
Blue Bird Corp (2)	108	2,703
Boise Cascade Co	1,389	83,104
Builders FirstSource Inc (2)	570	26,431
BWX Technologies Inc	1,948	128,451
CAI International Inc	340	15,477
Caterpillar Inc	1,947	451,451
Chart Industries Inc (2)	176	25,054
Comfort Systems USA Inc	591	44,189
Construction Partners Inc (2)	9	269
CoreLogic Inc/United States	285	22,586
Covenant Logistics Group Inc (2)	294	6,053
CSX Corp	3,355	323,489
Cummins Inc	8,661	2,244,152
Deere & Co	1,974	738,552
Eaton Corp PLC	4,369	604,145
Emerson Electric Co	3,289	296,734

Encore Wire Corp	538	36,116
EnerSys	513	46,580
ExOne Co/The (2)	94	2,948
FedEx Corp	1,140	323,806
Fluor Corp	116	2,678
FuelCell Energy Inc (2)	1,601	23,070
Generac Holdings Inc (2)	67	21,939
General Electric Co	22,287	292,628
GrafTech International Ltd	2,494	30,502
Harsco Corp (2)	188	3,224
Herman Miller Inc	407	16,748
Hertz Global Holdings Inc (2)	1,534	2,638
HNI Corp	554	21,916
Hyster-Yale Materials Handling Inc	270	23,522
Kansas City Southern	1,030	271,838
Kelly Services Inc - Class A	225	5,011
Kforce Inc	25	1,340
L B Foster Co - Class A (2)	102	1,826
Landstar System Inc	441	72,791
Lawson Products Inc/DE (2)	40	2,074
Lockheed Martin Corp	3	1,109
ManpowerGroup Inc	2,999	296,601
Matson Inc	564	37,619
Maxar Technologies Inc	650	24,583
McGrath RentCorp	967	77,989
Meritor Inc (2)	830	24,419
Mesa Air Group Inc (2)	1,252	16,839
Miller Industries Inc/TN	2,261	104,436
Moog Inc	1,039	86,393
MSC Industrial Direct Co Inc	2,132	192,285
Mueller Industries Inc	1,652	68,310
MYR Group Inc (2)	138	9,890
National Presto Industries Inc	108	11,024
Old Dominion Freight Line Inc	573	137,755
Oshkosh Corp	609	72,264
PAE Inc (2)	1,419	12,799
Parker-Hannifin Corp	448	141,313
Pitney Bowes Inc	1,211	9,979
Plug Power Inc (2)	1,858	66,591
Primoris Services Corp	1,690	55,990
Quad/Graphics Inc	1,729	6,103
Quanta Services Inc	9,777	860,180
Regal Beloit Corp	1,428	203,747
Resideo Technologies Inc (2)	864	24,408
Rexnord Corp	559	26,323
RR Donnelley & Sons Co	3,957	16,065
Ryder System Inc	1,467	110,979
Safe Bulkers Inc (2)	3,149	7,715
Saia Inc (2)	201	46,347
Shyft Group Inc/The	544	20,237
SkyWest Inc	511	27,839
Steelcase Inc - Class A	799	11,498
Sterling Construction Co Inc (2)	7	162
Team Inc (2)	388	4,474
Terex Corp	16	737
Tetra Tech Inc	322	43,702
Textainer Group Holdings Ltd (2)	970	27,791
Timken Co/The	887	71,998
Triton International Ltd	2,296	126,257
Tutor Perini Corp (2)	2	38
Union Pacific Corp	625	137,756
United Parcel Service Inc - Class B	3,230	549,068
United Rentals Inc (2)	277	91,219
Valmont Industries Inc	298	70,826
Vectrus Inc (2)	1,322	70,648
WESCO International, Inc. Series A Variable Preferred (8)	198	6,094

		11,580,663

Information Technology - 22.0%
3D Systems Corp (2)	868	23,818
Accenture PLC	557	153,871
ACI Worldwide Inc (2)	2,832	107,758
Adobe Inc (2)	3,395	1,613,881
ADTRAN Inc	90	1,501
Alliance Data Systems Corp	88	9,864
Amkor Technology Inc	2,020	47,894
Appian Corp (2)	57	7,578
Apple Inc	42,575	5,200,536
Applied Materials Inc	10,895	1,455,572
Arrow Electronics Inc (2)	2,715	300,876
AstroNova Inc	530	7,102

Autodesk Inc (2)	438	121,392
Avid Technology Inc (2)	1,194	25,205
Avnet Inc	4,145	172,059
Bill.com Holdings Inc (2)	202	29,391
Brightcove Inc (2)	540	10,865
Broadcom Inc	1,945	901,819
Cadence Design Systems Inc (2)	5,505	754,130
Calix Inc (2)	714	24,747
Cambium Networks Corp (2)	34	1,588
CDW Corp/DE	2,701	447,691
Cerence Inc (2)	446	39,953
ChannelAdvisor Corp (2)	468	11,021
Cirrus Logic Inc (2)	108	9,157
Cisco Systems Inc/Delaware	11,721	606,093
Citrix Systems Inc	2,038	286,054
Cloudera Inc (2)	2,084	25,362
Cloudflare Inc (2)	786	55,224
Cognex Corp	900	74,691
CommScope Holding Co Inc (2)	1,255	19,277
CommVault Systems Inc (2)	4,818	310,761
Concentrix Corp (2)	399	59,738
Conduent Inc (2)	3,442	22,924
Cornerstone OnDemand Inc (2)	2,120	92,390
Corning Inc	444	19,318
Coupa Software Inc (2)	3	763
Crowdstrike Holdings Inc (2)	798	145,643
Dell Technologies Inc - Class C (2)	452	39,844
Diebold Nixdorf Inc (2)	315	4,451
Digi International Inc (2)	3,330	63,237
Digital Turbine Inc (2)	1,824	146,577
Diodes Inc (2)	52	4,152
DocuSign Inc (2)	1,880	380,606
DXC Technology Co	1,539	48,109
Dynatrace Inc (2)	668	32,224
Enphase Energy Inc (2)	430	69,729
Euronet Worldwide Inc (2)	784	108,427
Extreme Networks Inc (2)	77	674
Fabrinet (2)	1,103	99,700
FireEye Inc (2)	30	587
Fortinet Inc (2)	575	106,042
Hewlett Packard Enterprise Co	4,115	64,770
HP Inc	24,417	775,240
HubSpot Inc (2)	116	52,688
II-VI Inc (2)	863	59,003
Information Services Group Inc (2)	3,086	13,578
Intel Corp	23,006	1,472,384
Intuit Inc	6,089	2,332,452
Itron Inc (2)	326	28,900
Kimball Electronics Inc (2)	1,006	25,955
KLA Corp	3,235	1,068,844
Lam Research Corp	1,093	650,597
Manhattan Associates Inc (2)	122	14,320
Mastercard Inc	4,407	1,569,112
McAfee Corp (2)	1,655	37,635
Microchip Technology Inc	232	36,011
Micron Technology Inc (2)	6,086	536,846
Microsoft Corp	38,945	9,182,063
MicroStrategy Inc (2)	72	48,874
MKS Instruments Inc	155	28,740
MoneyGram International Inc (2)	758	4,980
MongoDB Inc (2)	66	17,650
Monolithic Power Systems Inc	103	36,381
NortonLifeLock Inc	5,183	110,191
NVIDIA Corp	1,078	575,577
OneSpan Inc (2)	231	5,660
Oracle Corp	14,178	994,870
PagerDuty Inc (2)	450	18,104
Photronics Inc (2)	1,791	23,032
Plantronics Inc	420	16,342
Power Integrations Inc	1,073	87,428
Priority Technology Holdings Inc (2)	634	4,400
Progress Software Corp	2,891	127,377
QUALCOMM Inc	9,926	1,316,088
Rimini Street Inc (2)	501	4,494
RingCentral Inc - Class A (2)	216	64,342
salesforce.com Inc (2)	3,344	708,493
Sanmina Corp (2)	1,422	58,842
Semtech Corp (2)	269	18,561
SiTime Corp (2)	47	4,634
Skyworks Solutions Inc	1,371	251,551
Smartsheet Inc (2)	375	23,970
SPS Commerce Inc (2)	950	94,345

SS&C Technologies Holdings Inc	13,107	915,786
StarTek Inc (2)	410	3,260
StoneCo Ltd (2)	1,668	102,115
Teradata Corp (2)	574	22,122
Teradyne Inc	3,751	456,422
Texas Instruments Inc	5,487	1,036,988
Trade Desk Inc/The (2)	225	146,624
Trimble Inc (2)	856	66,588
TTEC Holdings Inc	418	41,988
Twilio Inc - Class A (2)	699	238,191
Ultra Clean Holdings Inc (2)	448	26,002
Veritone Inc (2)	251	6,019
VirnetX Holding Corp	5,021	27,967
Visa Inc	3,151	667,161
Vishay Intertechnology Inc	2,122	51,098
Vontier Corp (2)	980	29,665
Workday Inc (2)	120	29,812
Xperi Holding Corp	2,138	46,544
Zebra Technologies Corp - Class A (2)	513	248,897
Zoom Video Communications Inc - Class A (2)	742	238,397
Zscaler Inc (2)	608	104,375

		41,373,211

Materials - 2.2%
AdvanSix Inc (2)	1,131	30,333
Amyris Inc (2)	414	7,907
Avery Dennison Corp	1,756	322,489
Avient Corp	397	18,766
Berry Global Group Inc (2)	781	47,953
Caledonia Mining Corp PLC	664	9,489
Celanese Corp	474	71,010
Coeur Mining Inc (2)	788	7,116
Commercial Metals Co	478	14,742
Corteva Inc	1,936	90,256
Dow Inc	3,077	196,743
Eastman Chemical Co	2,942	323,973
Element Solutions Inc	934	17,083
Ferroglobe PLC Contingent Value Rights (2)(7)(9)	(2,326)	0
Freeport-McMoRan Inc	6,519	214,671
FutureFuel Corp	1,446	21,010
Hawkins Inc	232	7,777
Huntsman Corp	6,107	176,065
Koppers Holdings Inc (2)	491	17,067
Kronos Worldwide Inc	495	7,574
Louisiana-Pacific Corp	1,986	110,144
LyondellBasell Industries NV	877	91,252
Mosaic Co/The	1,439	45,487
Myers Industries Inc	1,008	19,918
Newmont Corp	11,678	703,833
Nucor Corp	205	16,455
Olin Corp	963	36,565
Packaging Corp of America	117	15,734
Ramaco Resources Inc (2)	373	1,578
Rayonier Advanced Materials Inc (2)	559	5,070
Reliance Steel & Aluminum Co	2,359	359,252
Ryerson Holding Corp (2)	410	6,986
Scotts Miracle-Gro Co/The	3,425	839,022
Southern Copper Corp	803	54,500
Steel Dynamics Inc	1,326	67,308
Stepan Co	876	111,348
SunCoke Energy Inc	2,982	20,904
Trinseo SA	258	16,427
Tronox Holdings PLC	1,301	23,808
United States Lime & Minerals Inc	103	13,772
United States Steel Corp	158	4,135
Westlake Chemical Corp	220	19,534
Westrock Co	497	25,869
Worthington Industries Inc	46	3,086

		4,214,011

Real Estate Investment Trust - 2.7%
Altisource Portfolio Solutions SA (2)	1,218	11,193
American Homes 4 Rent	4,032	134,427
American Tower Corp	1,557	372,216
CareTrust REIT Inc	661	15,391
CatchMark Timber Trust Inc	5,866	59,716
Clipper Realty Inc	2,259	17,891
Columbia Property Trust Inc	261	4,463
CorEnergy Infrastructure Trust Inc	1,262	8,922
CorePoint Lodging Inc	283	2,555

Corporate Office Properties Trust		3,374	88,837
CubeSmart		7,335	277,483
CyrusOne Inc		510	34,537
DiamondRock Hospitality Co (2)		680	7,004
EastGroup Properties Inc		1,055	151,160
Equinix Inc		394	267,758
Essential Properties Realty Trust Inc		146	3,333
Essex Property Trust Inc		410	111,454
Extra Space Storage Inc		3,521	466,709
GEO Group Inc/The		1,082	8,396
Healthcare Realty Trust Inc		9,684	293,619
Healthcare Trust of America Inc - Class A		5,604	154,558
Host Hotels & Resorts Inc		1,662	28,005
Iron Mountain Inc		342	12,657
Lamar Advertising Co		3,947	370,702
Life Storage Inc		827	71,081
LTC Properties Inc		1,573	65,626
Maui Land & Pineapple Co Inc (2)		559	6,456
National Health Investors Inc		1,489	107,625
National Storage Affiliates Trust		20,822	831,422
New Senior Investment Group Inc		328	2,043
Newmark Group Inc		2,728	27,294
Omega Healthcare Investors Inc		3,189	116,813
Park Hotels & Resorts Inc		1,790	38,628
Piedmont Office Realty Trust Inc		2,725	47,333
PotlatchDeltic Corp		874	46,252
PS Business Parks Inc		1,163	179,777
Public Storage		1,887	465,636
Rafael Holdings Inc (2)		1,213	48,423
Realogy Holdings Corp (2)		510	7,716
Retail Properties of America Inc		1,034	10,836
Sabra Health Care REIT Inc		1,370	23,783
SBA Communications Corp		237	65,779
Tanger Factory Outlet Centers Inc (3)		670	10,137
Trinity Place Holdings Inc (2)		3,358	7,018
Universal Health Realty Income Trust		8	542
Urstadt Biddle Properties Inc		103	1,715

			5,084,921
Utilities - 2.2%
Atlantic Power Corp (2)		8,848	25,571
DTE Energy Co		13,117	1,746,397
Duke Energy Corp		4,601	444,135
Exelon Corp		667	29,175
MDU Resources Group Inc		4,942	156,217
NextEra Energy Inc		6,601	499,102
PPL Corp		7,876	227,144
Public Service Enterprise Group Inc		14,312	861,726
UGI Corp		2,014	82,594
Vistra Corp		6,381	112,812

			4,184,873

Total Common Stocks - Long	(Cost	$115,550,016)	159,477,977

Money Market Registered Investment Companies - 13.3%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		25,169,835	25,174,869
Morgan Stanley Government Institutional Fund, 0.03% (4)		942	942

Total Money Market Registered Investment Companies	(Cost	$25,169,037)	25,175,811

Total Investments - Long - 97.8%	(Cost	$140,719,053)	184,653,788

Other Assets less Liabilities - 2.2%			4,207,793

Total Net Assets - 100.0%			188,861,581

Trustee Deferred Compensation (6)

Meeder Balanced Fund - Retail Class		561	7,456
Meeder Dynamic Allocation Fund - Retail Class		1,317	18,570
Meeder Muirfield Fund - Retail Class		1,647	14,362
Meeder Conservative Allocation Fund - Retail Class		176	4,213

Total Trustee Deferred Compensation	(Cost	$37,741)	44,601

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	246	6/18/2021	26,961,600	(218,060)
Mini MSCI Emerging Markets Index Futures	120	6/18/2021	7,935,000	(59,368)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	288
Standard & Poors 500 Mini Futures	8	6/18/2021	1,586,960	8,136
E-mini Standard & Poors MidCap 400 Futures	1	6/18/2021	260,530	(1,726)

Total Futures Contracts	376		36,855,215	(270,730)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$184,653,788	$(270,730)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$184,653,788	$(270,730)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Fair valued security deemed a Level 3 security.

(8)	Preferred stock.

(9)	Short security.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.